Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 SGD ($) shares	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Product Information [Line Items]
Working capital	$ 900,000			$ 1,200,000		$ 2,200,000
Cash	3,300,000			4,500,000
Accounts receivable	2,611,387			3,528,901		3,415,966
Contract with customer asset	$ 3,781,670			$ 5,110,365		7,023,941
Convenience translation	0.74			0.74
Depositor maximum amount insured				$ 75,000
Deferred offering costs	$ 613,059			828,458		522,987
Impairment loss on long lived assets		$ 0	$ 0
Other income		0	0
Advertising Expense	481	650
Share based compensation expenses	$ 98,757	$ 133,455	$ 132,471
Unrecognized tax benefits				0		0
Antidiluted shares | shares	0	0	0
Deposit assets				4,482,359	$ 3,316,946	1,989,817
Deposit assets	$ 3,205,946			$ 4,332,359		$ 1,839,817
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage	32.00%	32.00%	41.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage	15.00%	15.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage	12.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Product Information [Line Items]
Concentration risk percentage	11.00%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	10.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage	34.00%	34.00%	39.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage	20.00%	20.00%	23.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage	15.00%	15.00%	20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Product Information [Line Items]
Concentration risk percentage	12.00%	12.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage	38.00%	38.00%	30.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage	13.00%	13.00%	15.00%
SGD Per Shares [Member]
Product Information [Line Items]
Convenience translation	1.00			1.00